FAIR VALUE MEASUREMENTS, Level 3 Fair Value Measurement (Details)	Mar. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 Y	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
CIK 0001846136 Riverview Acquisition Corp
Fair Value Measurements [Abstract]
Expected term					5 years	5 years
Private Placement Warrants [Member] | CIK 0001846136 Riverview Acquisition Corp
Fair Value Measurements [Abstract]
Expected term					5 years	5 years
Measurement Input, Share Price [Member]
Fair Value Measurements [Abstract]
Warrants and Rights Outstanding, Measurement Input	12.24	13.36
Measurement Input, Share Price [Member] | Private Placement Warrants [Member] | CIK 0001846136 Riverview Acquisition Corp
Fair Value Measurements [Abstract]
Warrants and Rights Outstanding, Measurement Input					9.93	9.74
Measurement Input, Exercise Price [Member]
Fair Value Measurements [Abstract]
Warrants and Rights Outstanding, Measurement Input	11.50	11.50
Measurement Input, Exercise Price [Member] | Private Placement Warrants [Member] | CIK 0001846136 Riverview Acquisition Corp
Fair Value Measurements [Abstract]
Warrants and Rights Outstanding, Measurement Input					11.50	11.50
Measurement Input, Price Volatility [Member]
Fair Value Measurements [Abstract]
Warrants and Rights Outstanding, Measurement Input	19.30		0.0774	7.74
Measurement Input, Price Volatility [Member] | Private Placement Warrants [Member] | CIK 0001846136 Riverview Acquisition Corp
Fair Value Measurements [Abstract]
Warrants and Rights Outstanding, Measurement Input					13.6	10.7
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurements [Abstract]
Warrants and Rights Outstanding, Measurement Input	3.64			0.0399
Measurement Input, Risk Free Interest Rate [Member] | Private Placement Warrants [Member] | CIK 0001846136 Riverview Acquisition Corp
Fair Value Measurements [Abstract]
Warrants and Rights Outstanding, Measurement Input					2.98	1.25
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurements [Abstract]
Warrants and Rights Outstanding, Measurement Input	0.00			0.0000
Measurement Input, Expected Dividend Rate [Member] | Private Placement Warrants [Member] | CIK 0001846136 Riverview Acquisition Corp
Fair Value Measurements [Abstract]
Warrants and Rights Outstanding, Measurement Input					0.0	0.00